Note 41 Gains Or Losses On Financial Assets And Liabilities And Exchange Differences Breakdown By Nature Of The Financial Instrument (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Gains (losses) on financial assets and liabilities	€ 3,218	€ 1,844	€ 663
Debt securities [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Gains (losses) on financial assets and liabilities	841	799	(2,266)
Equity investments [member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Gains (losses) on financial assets and liabilities	553	669	(1,099)
Derivatives [member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Gains (losses) on financial assets and liabilities	181	(812)	1,361
Loans and advances to customers [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Gains (losses) on financial assets and liabilities	236	165	(241)
Customer deposits [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Gains (losses) on financial assets and liabilities	(81)	(95)	274
Other [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Gains (losses) on financial assets and liabilities	€ 1,488	€ 1,118	€ 2,635